EMPLOYEE SEVERANCE BENEFITS	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE SEVERANCE BENEFITS
NOTE 8:-	EMPLOYEE SEVERANCE BENEFITS

Under Israeli law and labor agreements, the Parent is required to make severance and pension payments to retired, dismissed or resigned employees.

a.
The Parent has an approval from the Israeli Ministry of Labor and Social welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the Parent's current deposits in the pension fund and/or with the insurance company exempt it from any additional severance obligations to the employees for whom such depository payments were made.

b.
The Parent's employees participate in a pension plan or individual insurance policies that are purchased by them. The Parent's liability for severance obligations for the employees employed for one year or more is discharged by making regular deposits with a pension fund or the insurance policies. Under Israeli law, there is no liability for severance pay in respect of employees who have not completed one year of employment. The amount deposited with the pension fund or the insurance policies is based on salary components as prescribed in the employment agreement. The custody and management of the amounts so deposited are independent of the Parent and accordingly, such amounts funded and related liabilities are not reflected in the balance sheet. For non-management employees, the Parent deposits 72% of its liability for severance obligations with a pension fund for such employees, and upon completion of one year of employment with the Parent, it makes a one-time deposit with the pension fund for the remaining balance. The Company deposited $1.6 million to individual severance fund according section 14 of the Israeli severance pay law.

In 2011, the Parent, pursuant to Section 14 of the Israeli Severance Pay Law, made a transfer of funds from a central severance fund to individual funds in the name of the employees for the unfunded liability and discharged its liability in respect of such employees' severance pay.

c.	Total liability for employees' severance benefits as at December 31, 2016 amounted to $ 144.

Expenses recorded in respect of the unfunded liability for employee severance payments for the years ended December 31, 2016, 2015, and 2014 were $ (142), $ 40 and $ 284, respectively.